Consolidated Condensed Schedule of Investments	Mar. 31, 2018 USD ($) shares
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Investments Owned, Cost	$ 70,506,731
Investments Owned, Fair Value	69,613,814
Open long contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 1,403,760
Percent of Partners' Capital (Net Asset Value)	1.42%
Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (154,723)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.16%)	[1]
Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 84,351	[1]
Percent of Partners' Capital (Net Asset Value)	0.09%	[1]
Open long contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 45,701	[1]
Open long contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 8,773	[1]
Percent of Partners' Capital (Net Asset Value)	0.01%	[1]
Open long contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (22,969)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.02%)	[1]
Open long contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 546,833	[1]
Percent of Partners' Capital (Net Asset Value)	0.55%	[1]
Open long contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 55,156	[1]
Percent of Partners' Capital (Net Asset Value)	0.05%	[1]
Open long contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (97,538)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.10%)	[1]
Open long contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 92,369	[1]
Percent of Partners' Capital (Net Asset Value)	0.09%	[1]
Open long contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (536,923)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.54%)	[1]
Open long contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 38,650	[1]
Open long contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	136	[1]
Open long contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	462	[1]
Open long contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 740,163	[1]
Percent of Partners' Capital (Net Asset Value)	0.75%	[1]
Open long contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (609,339)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.61%)	[1]
Open long contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (92,772)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.09%)	[1]
Open long contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 1,474,132
Percent of Partners' Capital (Net Asset Value)	1.49%
Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (639,007)
Percent of Partners' Capital (Net Asset Value)	(0.65%)
Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 2,113,139
Percent of Partners' Capital (Net Asset Value)	2.14%
Open short contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 859,996
Percent of Partners' Capital (Net Asset Value)	0.87%
Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 303,821	[1]
Percent of Partners' Capital (Net Asset Value)	0.31%	[1]
Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 556,175	[1]
Percent of Partners' Capital (Net Asset Value)	0.56%	[1]
Open short contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 159,057	[1]
Open short contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (18,501)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.02%)	[1]
Open short contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (12,336)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.01%)	[1]
Open short contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (28,660)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.03%)	[1]
Open short contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (250,035)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.25%)	[1]
Open short contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 79,383	[1]
Percent of Partners' Capital (Net Asset Value)	0.08%	[1]
Open short contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 36,763	[1]
Percent of Partners' Capital (Net Asset Value)	0.04%	[1]
Open short contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 343,376	[1]
Percent of Partners' Capital (Net Asset Value)	0.35%	[1]
Open short contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 9,067	[1]
Percent of Partners' Capital (Net Asset Value)	0.01%	[1]
Open short contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 397,118	[1]
Open short contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(1,281)	[1]
Open short contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 25,114	[1]
Percent of Partners' Capital (Net Asset Value)	0.03%	[1]
Open short contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (1,229)	[1]
Open short contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (55,607)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.06%)	[1]
Open short contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 357,211	[1]
Percent of Partners' Capital (Net Asset Value)	0.36%	[1]
Open short contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 30,823	[1]
Percent of Partners' Capital (Net Asset Value)	0.03%	[1]
Open short contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 42,087	[1]
Percent of Partners' Capital (Net Asset Value)	0.04%	[1]
Open contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 2,263,756
Percent of Partners' Capital (Net Asset Value)	2.29%
Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 149,098	[1]
Percent of Partners' Capital (Net Asset Value)	0.15%	[1]
Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 640,526	[1]
Percent of Partners' Capital (Net Asset Value)	0.65%	[1]
Open contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 204,758	[1]
Open contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (9,728)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.01%)	[1]
Open contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (35,305)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.03%)	[1]
Open contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 518,173	[1]
Percent of Partners' Capital (Net Asset Value)	0.52%	[1]
Open contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (194,879)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.20%)	[1]
Open contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 79,383	[1]
Percent of Partners' Capital (Net Asset Value)	0.08%	[1]
Open contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (60,775)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.06%)	[1]
Open contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 435,745	[1]
Percent of Partners' Capital (Net Asset Value)	0.44%	[1]
Open contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (527,856)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.53%)	[1]
Open contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 435,768	[1]
Open contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(1,145)	[1]
Open contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 25,576	[1]
Percent of Partners' Capital (Net Asset Value)	0.03%	[1]
Open contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (1,229)	[1]
Open contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 684,556	[1]
Percent of Partners' Capital (Net Asset Value)	0.69%	[1]
Open contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (252,128)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.25%)	[1]
Open contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 30,823	[1]
Percent of Partners' Capital (Net Asset Value)	0.03%	[1]
Open contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (50,685)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.05%)	[1]
Open contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 1,474,132
Percent of Partners' Capital (Net Asset Value)	1.49%
Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (639,007)
Percent of Partners' Capital (Net Asset Value)	(0.65%)
Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 2,113,139
Percent of Partners' Capital (Net Asset Value)	2.14%
Securities owned
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	70.35%
Investments Owned, Cost	$ 70,506,731
Investments Owned, Fair Value	$ 69,613,814
Securities owned | U.S. Government-sponsored enterprises
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	60.31%
Investments Owned, Cost	$ 59,497,750
Investments Owned, Fair Value	$ 59,672,553
Securities owned | Federal Farm Credit Banks | U.S. Government-sponsored enterprises
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	38.51%
Investments Owned, Face Value	$ 38,000,000
Investments Owned, Rate of Return Range Minimum	1.10%
Investments Owned, Rate of Return Range Maximum	1.30%
Investments Owned, Fair Value	$ 38,105,265
Securities owned | Federal Home Loan Banks | U.S. Government-sponsored enterprises
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	19.27%
Investments Owned, Face Value	$ 19,000,000
Investments Owned, Rate of Return Range Minimum	1.10%
Investments Owned, Rate of Return Range Maximum	1.50%
Investments Owned, Fair Value	$ 19,061,588
Securities owned | Federal Agricultural Mortgage Corp. | U.S. Government-sponsored enterprises
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	2.53%
Investments Owned, Face Value	$ 2,500,000
Investments Owned, Rate of Return	1.10%
Investments Owned, Fair Value	$ 2,505,700
Securities owned | Grant Park Absolute Return Fund, Class I
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	6.80%
Investments Owned, Shares | shares	689,730
Investments Owned, Cost	$ 7,779,984
Investments Owned, Fair Value	$ 6,731,761
Securities owned | U.S. Exchange Traded Funds
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	3.24%
Investments Owned, Cost	$ 3,228,997
Investments Owned, Fair Value	$ 3,209,500
Securities owned | Highland/iBoxx Senior Loan ETF
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	1.11%
Investments Owned, Shares | shares	60,000
Investments Owned, Fair Value	$ 1,099,200
Securities owned | PIMCO Enhanced Short Maturity Active ETF
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	1.02%
Investments Owned, Shares | shares	10,000
Investments Owned, Fair Value	$ 1,015,500
Securities owned | SPDR Bloomberg Barclays Short Term High Yield Bond ETF
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	1.11%
Investments Owned, Shares | shares	40,000
Investments Owned, Fair Value	$ 1,094,800

[1]	No individual futures and forward contract position constituted greater than 1 percent of partners' capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.